Investments - Schedule on Plan's Investment Assets At Fair Value (Detail) - EBP 001 [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		$ 37,314,403	$ 30,958,251
Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		35,920,873	29,820,401
Common Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		140,257	179,484
South Bow Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		734,705	425,398
TC Energy Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		518,568	532,968
Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		37,174,146	30,778,767
Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		35,920,873	29,820,401
Fair Value, Inputs, Level 1 [Member] | Common Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		0	0
Fair Value, Inputs, Level 1 [Member] | South Bow Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		734,705	425,398
Fair Value, Inputs, Level 1 [Member] | TC Energy Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		518,568	532,968
Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		0	0
Fair Value, Inputs, Level 2 [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		0	0
Fair Value, Inputs, Level 2 [Member] | Common Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		0	0
Fair Value, Inputs, Level 2 [Member] | South Bow Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		0	0
Fair Value, Inputs, Level 2 [Member] | TC Energy Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		0	0
Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		0	0
Fair Value, Inputs, Level 3 [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		0	0
Fair Value, Inputs, Level 3 [Member] | Common Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		0	0
Fair Value, Inputs, Level 3 [Member] | South Bow Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		0	0
Fair Value, Inputs, Level 3 [Member] | TC Energy Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value		0	0
Other
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value	[1]	140,257	179,484
Other | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value	[1]	0	0
Other | Common Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value	[1]	140,257	179,484
Other | South Bow Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value	[1]	0	0
Other | TC Energy Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, excluding plan interest in master trust, fair value	[1]	$ 0	$ 0

[1]	Fair value is measured using net asset value as a practical expedient and is therefore excluded from the fair value hierarchy.